SHORT-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2016
SHORT-TERM LOAN
Schedule of short-term loan
	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Bank borrowings	—	29,311	4,222

Total	—	29,311	4,222